UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation

SCHEDULE OF INVESTMENTS (Unaudited)
	August 31, 2008
Common Stock - 0.1% (1)	Shares	Fair Value
Shipping - 0.1% (1)
Republic of the Marshall Islands - 0.1% (1)
Capital Product Partners L.P. (Cost $466,550)	21,700	$337,869

Master Limited Partnerships and Related Companies - 186.3% (1)

Crude/Refined Products Pipelines - 84.4% (1)
United States - 84.4% (1)
Buckeye Partners, L.P.	223,000	9,658,130
Enbridge Energy Partners, L.P.	860,700	41,778,378
Enbridge Energy Partners, L.P. (2) (3)	314,632	15,014,238
Global Partners LP	128,200	1,593,526
Holly Energy Partners, L.P.	49,215	1,659,038
Kinder Morgan Management, LLC (3)	1,588,570	88,165,635
Magellan Midstream Partners, L.P.	744,400	27,676,792
NuStar Energy L.P.	704,600	34,779,056
NuStar GP Holdings, LLC	73,009	1,542,680
Plains All American Pipeline, L.P.	1,123,150	53,518,098
SemGroup Energy Partners, L.P.	436,774	4,542,450
Sunoco Logistics Partners L.P.	843,905	41,047,539
TEPPCO Partners, L.P.	634,650	20,365,918
TransMontaigne Partners L.P.	153,000	3,869,370
		345,210,848

Natural Gas/Natural Gas Liquids Pipelines - 54.4% (1)
United States - 54.4% (1)
Boardwalk Pipeline Partners, LP	753,600	18,515,952
El Paso Pipeline Partners, L.P.	886,300	16,369,961
Energy Transfer Equity, L.P.	486,400	14,032,640
Energy Transfer Partners, L.P.	851,260	37,881,070
Enterprise GP Holdings L.P.	360,644	10,718,340
Enterprise Products Partners L.P.	2,085,600	61,420,920
ONEOK Partners, L.P.	261,400	15,697,070
Spectra Energy Partners, LP	256,165	5,896,918
TC PipeLines, LP	933,000	31,880,610
Williams Pipeline Partners L.P.	599,400	10,303,686
		222,717,167

Natural Gas Gathering/Processing - 40.2% (1)
United States - 40.2% (1)
Copano Energy, L.L.C.	989,886	31,310,094
Crosstex Energy, L.P.	1,253,600	31,929,192
Crosstex Energy, L.P. (2) (4)	581,301	13,544,313
DCP Midstream Partners, LP	302,075	7,400,837
Duncan Energy Partners L.P.	322,100	5,836,452
Exterran Partners, L.P.	218,462	4,849,856
MarkWest Energy Partners, L.P.	1,418,656	48,858,513
Regency Energy Partners LP	146,100	3,640,812
Targa Resources Partners LP	97,783	2,337,014
Western Gas Partners LP	155,530	2,374,943
Williams Partners L.P.	416,539	12,637,793
		164,719,819

Propane Distribution - 3.8% (1)
United States - 3.8% (1)
Inergy, L.P.	583,700	15,386,332

Shipping - 3.5% (1)
Republic of the Marshall Islands - 0.6% (1)
Teekay LNG Partners L.P.	111,000	2,525,250
United States - 2.9% (1)
K-Sea Transportation Partners L.P.	361,410	9,273,781
OSG America L.P.	208,145	2,497,740
		11,771,521
		14,296,771

Total Master Limited Partnerships and Related Companies (Cost $627,756,170)		762,330,937

Short-Term Investment - 3.0% (1)
United States Investment Company - 3.0% (1)
First American Government Obligations Fund - Class Y, 1.89% (5) (Cost $12,224,457)	12,224,457	12,224,457

Total Investments - 189.4% (1) (Cost $640,447,177)		774,893,263

Long-Term Debt Obligations - (46.4%) (1)		(190,000,000)

Liabilities in Excess of Cash and Other Assets - (16.1%) (1)		(65,718,039)

Preferred Shares at Redemption Value - (26.9%) (1)		(110,000,000)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$409,175,224

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have a total fair value of $28,558,551 which represents 7.0% of net assets.
(3) Security distributions are paid-in-kind.
(4) Non-income producing.
(5) Rate indicated is the 7-day effective yield as of August 31, 2008.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2008.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments	$ 774,893,263	$ 746,334,712	$ 15,014,238	$ 13,544,313

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Investments

For the three months ended
	February 29, 2008	May 31, 2008	August 31, 2008
Fair Value beginning balance	$ -	$ -	$ -
Total unrealized gains (losses) included in net increase (decrease) in net assets applicable to common stockholders	-	-	-
Net purchases, issuances and settlements	-	-	-
Return of capital adjustments impacting cost basis of security	-	-	-
Transfers in (out) of Level 3	-	-	13,544,313
Fair value ending balance	$ -	$ -	$ 13,544,313

 Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at August 31, 2008.
Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
Crosstex Energy, L.P.	Series D Subordinated Units	581,301	3/23/07	$ 15,000,007	$23.30	3.3%
Enbridge Energy Partners, L.P.	Class C Common Units	314,632	4/02/07	15,000,000	47.72	3.7
				$ 30,000,007		7.0%

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. There were no affiliate securities held by the Company as of August 31, 2008.  A summary of affiliated transactions for the company which was an affiliate during the period from December 1, 2007 to August 31, 2008, is as follows:

	Share Balance 11/30/07	Gross Additions	Gross Reductions	Realized Gain (Loss)	Gross Distributions Received	August 31, 2008
						Share Balance	Fair Value
Crosstex Energy, L.P. (1)	1,269,913	$ -	$ -	$ -	$2,362,038	1,253,600	$31,929,192
Crosstex Energy, L.P.-Series D Subordinated Units (1)	581,301	-	-	-	-	581,301	13,544,313
		$ -	$ -	$ -	$2,362,036		$45,473,505
  (1) Not deemed an affiliate as of August 31, 2008; $1,587,391 non-affiliated distributions received.

As of August 31, 2008, the aggregate cost of securities for federal income tax purposes was $580,097,757. At August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $212,479,361, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $17,683,855 and the net unrealized appreciation was $194,795,506.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Capital Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Capital Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Capital Corporation

Date: October 27, 2008	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer